Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level II:	Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2011 and December 31, 2010, by level within the fair value hierarchy. No liabilities are carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities and obligations of states and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

	December 31, 2010
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	19,711	—	19,711
Mortgage-backed securities in government sponsored entities	—	42,351	—	42,351
Obligations of states and political subdivisions	—	11,994	—	11,994
Corporate bonds	—	992	—	992

Total debt securities	100	75,048	—	75,148
Equity securities in financial institutions	56	—	—	56

Total available-for-sale securities	$156	$75,048	$—	$75,204

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2011, and December 31, 2010, by level within the fair value hierarchy. Impaired loans and other real estate that are collateral dependent are written down to fair value through the establishment of specific reserves. The building held at December 31, 2010, was transferred to a new owner during 2011. Techniques used to value the collateral that secure the impaired loans include quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

The fair value of MSRs is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates discounted cash flow and repayment assumptions based on management’s best judgment. As a result, these rights are measured at fair value on a nonrecurring basis and are classified within Level III of the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2011
Assets Measured on a Nonrecurring Basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

	December 31, 2010
Impaired loans	$—	$—	$1,916	$1,916
Other real estate owned	—	—	36	36
Premises	—	200	—	200
Mortgage servicing rights	—	—	155	155